Employee Benefits - Schedule of Projected Benefit Payments (Detail) - Plan 401 K [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2017	$ 164
2018	172
2019	376
2020	376
2021	384
2022-2026	2,290
Total	$ 3,762